SECURTER SYSTEMS INC. - DISCONTINUANCE OF OPERATIONS (Details 3) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash used in investing activities related to Securter System Inc.:
Cash invested in Securter Systems Inc.	$ 0	$ 81,838
Net cash (used in) investment in discontinued operations	$ 0	$ 81,838